UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4764

Dreyfus Municipal Bond Opportunity Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	10/31/08

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

23	Statement of Assets and Liabilities

24	Statement of Operations

25	Statement of Changes in Net Assets

27	Financial Highlights

31	Notes to Financial Statements

40	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Municipal Bond Opportunity Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Municipal Bond Opportunity Fund, covering the six-month period from May 1, 2008, through October 31, 2008.

These are difficult times for fixed-income investors.A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in most bond market sectors, including municipal bonds. Even the traditional safe haven of U.S. government securities has encountered heightened volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the general financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among municipal securities and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

November 17, 2008 2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2008, through October 31, 2008, as provided by James Welch and W. Michael Petty, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2008, Dreyfus Municipal Bond Opportunity Fund’s Class A shares produced a total return of –7.47%, Class B shares returned –7.80%, Class C shares returned –7.88% and Class Z shares returned –7.44% .1 The Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of – 4.70% for the same period.2

Municipal bonds suffered from bouts of poor liquidity and lack of investor confidence in the midst of a financial crisis and economic downturn.The fund produced lower returns than its benchmark, primarily due to its relatively long average maturity and weakness among lower-rated credits.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Declined in the Financial Crisis

Like other asset classes, municipal bonds encountered heightened volatility during a U.S. economic downturn. Led by slumping home prices, the U.S. economy encountered rising unemployment, a surge in mortgage foreclosures and plummeting consumer confidence. Meanwhile, a credit crunch that began in 2007 mushroomed into a severe global financial crisis, resulting in the failure of several major U.S. financial institutions. Highly leveraged institutional investors were forced to sell creditworthy investments, including municipal bonds, to meet margin calls and redemptions, putting downward pressure on prices. In addition, several major bond insurers suffered massive sub-prime related losses, causing investors to question the value of insurance on municipal bonds.The financial crisis led to severely curtailed liquidity conditions, especially in the shorter-term segments of the municipal bond market.

These developments boosted the supply of longer-term municipal bonds, causing prices to fall and yields to rise. Indeed, February, September and October 2008 represented three of the worst months in the municipal bond market’s history, and for much of the reporting period, tax-exempt yields were significantly higher than those of comparable taxable U.S.Treasury securities.

Lower-Rated, Longer-Term Securities Suffered

The market downturn proved to be particularly damaging to municipal bonds with credit ratings below the AAA range, as risk-averse investors flocked toward the traditional safe havens of U.S. government securities. Because the fund’s strategy for maximizing tax-free income relies on such securities, including an allocation to bonds rated below investment grade, this development detracted from relative performance. In response, we intensified our credit research, and our analysts confirmed the sound underlying credit fundamentals of the fund’s holdings, which we believe were punished too severely in the market downturn.

The fund also was hurt by its relatively long average duration, as market weakness was pronounced among the fund’s holdings with longer-term maturities. Finally, holdings carrying insurance began to trade at lower levels commensurate with their underlying credit quality when investors effectively disregarded third-party credit enhancements.

Whenever market conditions allowed, we attempted to take advantage of historically attractive valuations to upgrade the fund’s income stream. However, these opportunities proved scarce due to limited liquidity.

Maintaining a Cautious Investment Posture

As of the reporting period’s end, the U.S. economy has remained weak, and the financial crisis has persisted. Therefore, over the near term, we intend to maintain a relatively defensive posture. Over the longer term, however, we believe that low valuations, high yields relative to taxable U.S. government securities and the likelihood of rising federal and state taxes make municipal bonds an attractive asset class.

November 17, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Class Z is not subject to any initial or deferred sales charge. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from May 1, 2008 to October 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2008

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 5.00	$ 7.65	$ 8.62	$ 4.76
Ending value (after expenses)	$925.30	$922.00	$921.20	$925.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2008

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 5.24	$ 8.03	$ 9.05	$ 4.99
Ending value (after expenses)	$1,020.01	$1,017.24	$1,016.23	$1,020.27

† Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.58% for Class B, 1.78% for
Class C and .98% for Class Z Shares; multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—.6%
University of Alabama Board of
Trustees, HR (University of
Alabama at Birmingham)
(Insured; MBIA, Inc.)	5.75	9/1/10	3,000,000 [a]	3,211,230
Arizona—3.3%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,471,200
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	7,625,000	7,067,536
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,222,150
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	3,536,400
California—8.2%
California,
GO	5.63	5/1/10	2,530,000 [a]	2,675,424
California,
GO (Insured; MBIA, Inc.)	4.25	8/1/33	3,525,000	2,675,228
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	4,000,000 [b]	4,011,280
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; MBIA, Inc.)	5.90	6/1/14	12,710,000	13,702,143
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings Project)	9.00	12/1/38	3,500,000	3,062,010

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health System)	5.25	7/1/35	6,270,000		4,364,547
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.88	6/1/13	2,170,000	[a]	2,548,622
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	1,920,000	[a]	2,256,922
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,000,000		3,117,800
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	3,750,000		2,214,375
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project)	6.00	9/1/13	3,145,000	[a]	3,572,311
Colorado—5.0%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000		1,106,754
Colorado Health Facilities
Authority, Revenue (Poudre
Hospital) (Insured; FSA)	5.25	3/1/36	3,900,000		3,587,376
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	45,000		45,869
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	2,460,000		2,500,492
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000		4,880,850

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Colorado (continued)
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	8,250,000	[a]	8,645,010
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0.00	6/15/11	6,125,000	[a,c]	2,117,168
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	4,810,000		3,473,782
Connecticut—1.9%
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	1,810,000		1,625,597
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000	[d]	5,950,400
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,500,000	[d]	2,763,985
Florida—9.2%
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments Project)	5.60	7/1/21	1,810,000		1,646,648
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000		897,420
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.00	7/1/21	1,250,000		1,198,925
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
MBIA, Inc.)	5.25	6/1/14	1,485,000		1,526,818
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; MBIA, Inc.)	5.50	10/1/17	2,520,000		2,511,104
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,770,000		1,616,346

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida (continued)
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000		1,472,141
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000		1,541,248
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000		5,837,760
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000		1,003,510
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000		1,388,325
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000	[a]	2,739,475
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/16	230,000	[a]	249,396
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	9,250,000		7,217,220
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	75,000		75,737
Manatee County Housing Finance
Authority, SFMR
(Collateralized; GNMA)	5.85	11/1/33	1,120,000		965,429
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; FSA)	5.00	10/1/33	1,285,000		972,886

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Florida (continued)
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000		2,689,276
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured; FSA)	5.70	7/1/21	400,000		372,788
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000		1,087,886
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,830,000		2,286,131
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	948,000		895,547
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	215,000		165,918
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000	[c]	884,364
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[c]	407,180
Port Saint Lucie,
Utility System Revenue
(Insured; MBIA, Inc.)	0.00	9/1/33	4,000,000	[c]	760,840
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,615,000		1,525,125
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA, Inc.)	5.00	8/1/21	1,095,000		1,024,887
Village Center Community
Development District, Utility
Revenue (Insured; MBIA, Inc.)	5.25	10/1/23	1,000,000		973,740

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,771,572
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA, Inc.)	5.00	4/1/20	1,585,000	1,545,914
Georgia—1.9%
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured; AMBAC)	5.75	9/1/10	4,250,000 [a]	4,587,578
Georgia	5.25	7/1/10	5,000,000 [a]	5,240,900
Illinois—4.3%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,565,000	1,582,121
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	9,977,200
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	67,000	67,048
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	166,292
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	6,250,000	5,818,625
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA, Inc.)	5.50	6/15/23	5,000,000	5,060,600
Kansas—1.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	2,500,000	2,225,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kansas (continued)
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/19	2,000,000	2,022,980
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/20	3,000,000	3,016,230
Kentucky—2.3%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	5,855,190
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,555,420
Louisiana—1.0%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,340,000	1,368,127
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	5,000,000	3,803,700
Maryland—.9%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	5.25	7/1/38	5,000,000	4,882,100
Massachusetts—2.9%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	9,657,058
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-
American Hingham Project)	6.95	12/1/35	2,450,000	2,426,211
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA, Inc.)	5.75	6/15/10	3,000,000 [a]	3,166,440

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Michigan—5.8%
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000		4,652,350
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; FSA)	5.50	10/15/18	1,500,000		1,566,360
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; FSA)	5.50	10/15/19	8,500,000		8,811,355
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,525,000		6,278,935
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/12	2,640,000	[a]	2,924,090
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000		475,934
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000		5,908,300
Minnesota—1.6%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000	[a]	2,128,020
Minnesota Housing
Finance Agency,
SFMR	5.95	1/1/17	405,000		410,326
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	3,000,000		2,331,930
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	4,855,000		3,687,858

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Mississippi—.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,570,000		1,606,864
Missouri—2.2%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000		1,904,469
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony’s Medical Center)	6.13	12/1/10	4,000,000	[a]	4,333,080
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	5,000,000		5,161,500
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	95,000		95,819
New Jersey—3.7%
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.50	1/1/10	6,000,000	[a]	6,227,700
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	6.00	1/1/11	6,995,000		7,409,034
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,135,000	[a]	5,928,563
New Mexico—1.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000		1,189,388
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000		4,924,900
New York—6.9%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	9,690,000	[d,e]	9,689,709

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,011,600
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	3,555,000	3,238,605
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	2,159,670
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 [a]	3,296,600
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA, Inc.)	6.00	7/1/17	3,500,000	3,907,680
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	3,755,500
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,292,149
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/13	2,500,000	2,885,400
North Carolina—3.4%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,700,095
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,026,300
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	829,670

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	1,996,109
University of North Carolina
Board of Governors of the
University of North Carolina
at Chapel Hill,
General Revenue	5.00	12/1/34	6,600,000	6,241,422
Ohio—4.3%
Buckeye Tobacco Settlement
Financing Authority,
Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/47	11,000,000	7,581,750
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000	2,799,090
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc.
and CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	7,000,000	7,124,390
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000 [c]	5,272,764
Oklahoma—2.1%
McGee Creek Authority,
Water Revenue (Insured; MBIA,
Inc.)	6.00	1/1/13	6,880,000	7,182,926
Oklahoma Municipal Power
Authority, Power Supply
System Revenue	6.00	1/1/38	4,000,000	4,002,400
Oregon—.7%
Portland,
Sewer System Revenue
(Insured; FGIC)	5.75	8/1/10	3,500,000 [a]	3,705,065

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania—3.1%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,119,864
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	5,000,000	3,240,800
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/28	9,375,000	9,340,031
South Carolina—1.1%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	6,000,000	5,755,800
Tennessee—2.1%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	7,455,000	5,426,495
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	8,000,000	5,676,080
Texas—6.9%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc. Project)	5.75	12/1/29	3,000,000	1,053,480
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	5,000,000 [a]	5,385,550
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	4,000,000	3,169,520
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	3,000,000	1,456,380
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	3,250,000	2,451,247

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	2,600,000	1,843,140
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	2,685,270
North Texas Tollway Authority,
First Tier System Revenue	5.75	1/1/40	11,850,000	10,467,816
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	4,651,762
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,224,655
Washington—2.3%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
MBIA, Inc.)	7.13	7/1/16	10,425,000	12,300,458
West Virginia—1.0%
The County Commission of
Pleasants County, PCR
(Allegheny Energy Supply
Company, LLC Pleasants
Station Project)	5.25	10/15/37	3,500,000	2,551,955
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 [a]	2,619,486
Wisconsin—4.2%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	4,140,000	3,944,095
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	13,350,000	13,278,577
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	4,890,105

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—1.9%
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.25	7/1/13	6,000,000	6,073,740
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	5.65	7/1/15	4,000,000	4,090,960
Total Long-Term
Municipal Investments
(cost $557,513,806)				518,490,422

Short-Term Municipal
Investment—1.4%

Colorado;
Denver City and County,
Airport System Revenue,
Refunding (Insured; MBIA, Inc.
and Liquidity Facility; Bank One)
(cost $7,170,000)	9.00	11/7/08	7,170,000 [f]	7,170,000

Total Investments (cost $564,683,806)			99.1%	525,660,422
Cash and Receivables (Net)			.9%	4,981,414
Net Assets			100.0%	530,641,836

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2008, these securities amounted to $18,404,094 or 3.5% of net assets.
e Collateral for floating rate borrowings.
f Variable rate demand note—rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	32.8
AA		Aa		AA	23.1
A		A		A	13.0
BBB		Baa		BBB	15.1
BB		Ba		BB	3.7
B		B		B	3.3
CCC		Caa		CCC	.5
F1		MIG1/P1		SP1/A1	1.4
Not Rated [g]		Not Rated [g]		Not Rated [g]	7.1
					100.0

†	Based on total investments.
g	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			564,683,806	525,660,422
Receivable for investment securities sold				12,571,901
Interest receivable				10,084,837
Receivable for shares of Beneficial Interest subscribed				71,144
Prepaid expenses and other assets				299,377
				548,687,681

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				426,117
Cash overdraft due to Custodian				6,256,530
Payable for investment securities purchased				5,865,220
Payable for floating rate notes issued—Note 4				4,845,000
Payable for shares of Beneficial Interest redeemed				531,050
Interest and expense payable related
to floating rate notes issued—Note 4				30,152
Accrued expenses				91,776
				18,045,845

Net Assets ($)				530,641,836

Composition of Net Assets ($):
Paid-in capital				627,964,447
Accumulated undistributed investment income—net				17,269
Accumulated net realized gain (loss) on investments				(58,316,496)
Accumulated net unrealized appreciation
(depreciation) on investments				(39,023,384)

Net Assets ($)				530,641,836

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	268,163,755	6,431,389	12,321,035	243,725,657
Shares Outstanding	23,636,802	566,561	1,084,392	21,482,758

Net Asset Value Per Share ($)	11.35	11.35	11.36	11.35

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	16,801,928
Expenses:
Management fee—Note 3(a)	1,619,783
Shareholder servicing costs—Note 3(c)	865,812
Interest and expense related to
floating rate notes issued—Note 4	342,578
Distribution fees—Note 3(b)	67,569
Professional fees	36,350
Registration fees	33,063
Custodian fees—Note 3(c)	32,379
Prospectus and shareholders’ reports	14,411
Trustees’ fees and expenses—Note 3(d)	9,242
Loan commitment fees—Note 2	2,651
Interest expense—Note 2	203
Miscellaneous	29,005
Total Expenses	3,053,046
Less—reduction in fees due
to earnings credits—Note 1(b)	(14,908)
Net Expenses	3,038,138
Investment Income—Net	13,763,790

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(8,062,485)
Net realized gain (loss) on financial futures	211,625
Net Realized Gain (Loss)	(7,850,860)
Net unrealized appreciation (depreciation) on investments	(49,904,872)
Net Realized and Unrealized Gain (Loss) on Investments	(57,755,732)
Net (Decrease) in Net Assets Resulting from Operations	(43,991,942)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Operations ($):
Investment income—net	13,763,790	26,322,223
Net realized gain (loss) on investments	(7,850,860)	(5,030,933)
Net unrealized appreciation
(depreciation) on investments	(49,904,872)	(19,790,039)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(43,991,942)	1,501,251

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,893,980)	(12,205,656)
Class B Shares	(161,683)	(389,945)
Class C Shares	(251,082)	(422,610)
Class Z Shares	(6,439,776)	(13,297,453)
Total Dividends	(13,746,521)	(26,315,664)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	10,741,679	19,713,056
Class B Shares	680,078	1,335,172
Class C Shares	2,107,926	2,494,973
Class Z Shares	4,101,766	8,075,856
Net assets received in connection
with reorganization—Note 1	—	75,827,457
Dividends reinvested:
Class A Shares	4,519,894	7,960,418
Class B Shares	100,053	230,569
Class C Shares	154,564	254,674
Class Z Shares	4,584,056	9,202,687
Cost of shares redeemed:
Class A Shares	(18,927,085)	(40,609,156)
Class B Shares	(3,366,738)	(6,958,891)
Class C Shares	(1,235,564)	(2,739,225)
Class Z Shares	(22,547,648)	(27,260,622)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(19,087,019)	47,526,968
Total Increase (Decrease) in Net Assets	(76,825,482)	22,712,555

Net Assets ($):
Beginning of Period	607,467,318	584,754,763
End of Period	530,641,836	607,467,318
Undistributed investment income—net	17,269	—

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2008	Year Ended
	(Unaudited)	April 30, 2008

Capital Share Transactions:
Class Aa
Shares sold	873,071	1,538,513
Shares issued in connection with
reorganization—Note 1	—	5,433,955
Shares issued for dividends reinvested	372,591	627,299
Shares redeemed	(1,562,987)	(3,188,279)
Net Increase (Decrease) in Shares Outstanding	(317,325)	4,411,488

Class Ba
Shares sold	56,413	105,095
Shares issued in connection with
reorganization—Note 1	—	294,375
Shares issued for dividends reinvested	8,221	18,142
Shares redeemed	(272,171)	(543,612)
Net Increase (Decrease) in Shares Outstanding	(207,537)	(126,000)

Class C
Shares sold	173,512	195,473
Shares issued in connection with
reorganization—Note 1	—	216,723
Shares issued for dividends reinvested	12,739	20,046
Shares redeemed	(102,021)	(215,078)
Net Increase (Decrease) in Shares Outstanding	84,230	217,164

Class Z
Shares sold	333,216	625,853
Shares issued for dividends reinvested	377,847	724,521
Shares redeemed	(1,844,261)	(2,136,912)
Net Increase (Decrease) in Shares Outstanding	(1,133,198)	(786,538)

a	During the period ended October 31, 2008, 142,297 Class B shares representing $1,765,438 were automatically converted to 142,393 Class A shares and during the period ended April 30, 2008, 280,628 Class B shares representing $3,590,148 were automatically converted to 280,789 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.56	13.10	12.91	13.12	12.81	13.04
Investment Operations:
Investment income—net[a]	.29	.57	.57	.59	.59	.60
Net realized and unrealized
gain (loss) on investments	(1.21)	(.54)	.18	(.21)	.31	(.24)
Total from Investment Operations	(.92)	.03	.75	.38	.90	.36
Distributions:
Dividends from investment
income—net	(.29)	(.57)	(.56)	(.59)	(.59)	(.59)
Net asset value, end of period	11.35	12.56	13.10	12.91	13.12	12.81

Total Return (%)[b]	(7.47)[c]	.28	5.94	2.93	7.18	2.80

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[d]	1.17	1.16	1.09	1.03	1.00
Ratio of net expenses
to average net assets	1.03[d]	1.17[e]	1.16[e]	1.09[e]	1.02	1.00
Ratio of net investment income
to average net assets	4.67[d]	4.49	4.33	4.51	4.54	4.57
Portfolio Turnover Rate	31.27[c]	77.20	68.06	48.31	48.30	91.43

Net Assets, end of period
($ x 1,000)	268,164	300,982	256,047	258,504	279,612	293,083

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2008			Year Ended April 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.57	13.11	12.91	13.12	12.82	13.05
Investment Operations:
Investment income—net[a]	.25	.49	.49	.52	.52	.53
Net realized and unrealized
gain (loss) on investments	(1.22)	(.53)	.21	(.21)	.31	(.23)
Total from Investment Operations	(.97)	(.04)	.70	.31	.83	.30
Distributions:
Dividends from investment
income—net	(.25)	(.50)	(.50)	(.52)	(.53)	(.53)
Net asset value, end of period	11.35	12.57	13.11	12.91	13.12	12.82

Total Return (%)[b]	7.80[c]	(.25)	5.48	2.40	6.64	2.20

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[d]	1.67	1.67	1.61	1.54	1.51
Ratio of net expenses
to average net assets	1.58[d]	1.67[e]	1.67[e]	1.61[e]	1.54[e]	1.51
Ratio of net investment income
to average net assets	4.12[d]	3.95	3.81	3.99	4.02	4.06
Portfolio Turnover Rate	31.27[c]	77.20	68.06	48.31	48.30	91.43

Net Assets, end of period
($ x 1,000)	6,431	9,732	11,799	16,462	21,192	29,471

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%
See notes to financial statements.

Six Months Ended
October 31, 2008			Year Ended April 30,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	12.58	13.12	12.93	13.14	12.83	13.06
Investment Operations:
Investment income—net[a]	.24	.47	.47	.49	.49	.50
Net realized and unrealized
gain (loss) on investments	(1.22)	(.53)	.19	(.21)	.32	(.23)
Total from Investment Operations	(.98)	(.06)	.66	.28	.81	.27
Distributions:
Dividends from investment
income—net	(.24)	(.48)	(.47)	(.49)	(.50)	(.50)
Net asset value, end of period	11.36	12.58	13.12	12.93	13.14	12.83

Total Return (%)[b]	(7.88)[c]	(.46)	5.16	2.18	6.40	2.06

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.78[d]	1.91	1.89	1.82	1.76	1.73
Ratio of net expenses
to average net assets	1.78[d,e]	1.91[e]	1.89[e]	1.82[e]	1.76[e]	1.73
Ratio of net investment income
to average net assets	3.93[d]	3.74	3.58	3.78	3.81	3.84
Portfolio Turnover Rate	31.27[c]	77.20	68.06	48.31	48.30	91.43

Net Assets, end of period
($ x 1,000)	12,321	12,586	10,274	9,121	9,158	11,261

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2008		Year Ended April 30,

Class Z Shares	(Unaudited)	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value,
beginning of period	12.56	13.10	12.91	13.12	13.09
Investment Operations:
Investment income—net[b]	.29	.58	.57	.60	.32
Net realized and unrealized
gain (loss) on investments	(1.21)	(.54)	.19	(.21)	.03
Total from Investment Operations	(.92)	.04	.76	.39	.35
Distributions:
Dividends from investment
income—net	(.29)	(.58)	(.57)	(.60)	(.32)
Net asset value, end of period	11.35	12.56	13.10	12.91	13.12

Total Return (%)	(7.44)[c]	.33	6.00	2.99	2.71[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[d]	1.08	1.10	1.03	.98[d]
Ratio of net expenses
to average net assets	.98[d,e]	1.08[e]	1.10[e]	1.03[e]	.96[d]
Ratio of net investment income
to average net assets	4.72[d]	4.53	4.38	4.57	4.49[d]
Portfolio Turnover Rate	31.27[c]	77.20	68.06	48.31	48.30

Net Assets, end of period ($ x 1,000)	243,726	284,168	306,634	324,537	350,202

a	From October 14, 2004 (commencement of initial offering) to April 30, 2005.
b	Based on average shares outstanding at each month end.
c	Not Annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of cap-ital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 22, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Municipal Bond Fund” to “Dreyfus Municipal Bond Opportunity Fund”.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on November 27, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Premier State Municipal Bond Fund, Florida Series (“Florida Series”) were transferred to the fund in exchange for corresponding class of shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B and Class C shares of the Florida Series received Class A, Class B and Class C shares of the fund, respectively, in each case in an equal amount to the aggregate net asset value of their investment in the Florida Series at the time of the exchange. The net asset value of the fund’s shares on the close of business on November 27, 2007, after the reorganization, was $12.75 for Class A, $12.76 for Class B and $12.77 for Class C, and a total of 5,433,955 Class A shares, 294,375 Class B shares

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and 216,723 Class C shares, representing net assets of $75,827,457 (including $1,541,384 net unrealized appreciation on investments) were issued to the Florida Series shareholders in the exchange.The exchange was a tax-free event to the Florida Series shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General Municipal Bond Fund, Inc. as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	525,660,422	0
Level 3—Significant
Unobservable Inputs	0	0
Total	525,660,422	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended October 31, 2008

As of and during the period ended October 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $45,721,132 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2008. If not applied,

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$9,553,959 of the carryover expires in fiscal 2009, $17,083,173 expires in fiscal 2010, $10,384,676 expires in fiscal 2011, $7,789,252 expires in fiscal 2012 and $910,072 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2008 was as follows: tax exempt income $26,315,664. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended October 31, 2008 was approximately $9,000, with a related weighted average annualized interest rate of 2.25% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2008, the Distributor retained $6,372 and $159 from commissions earned on sales of the fund’s Class A and Class Z shares, respectively, and $9,236 and $1,025 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the

Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2008, Class B and Class C shares were charged $19,634 and $47,935, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class Z shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares and .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2008, Class A, Class B, Class C and Class Z shares were charged $369,252, $9,817, $15,978 and $272,974, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2008, the fund was charged $119,274 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2008, the fund was charged $9,638 pursuant to the cash management agreement.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2008, the fund was charged $32,379 pursuant to the custody agreement.

During the period ended October 31, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $250,171, Rule 12b-1 distribution plan fees $10,514, shareholder services plan fees $103,291, custodian fees $19,368, chief compliance officer fees $1,973 and transfer agency per account fees $40,800.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2008, amounted to $188,790,628 and $184,939,742, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At October 31, 2008, there were no financial futures contracts outstanding.

The fund may participate in secondary inverse floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remar-keting agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At October 31, 2008, accumulated net unrealized depreciation on investments was $39,023,384, consisting of $10,822,125 gross unrealized appreciation and $49,845,509 gross unrealized depreciation.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 22, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information. The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper. The Board members had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1999-2008) was higher than the Performance Group and the Performance Universe medians for each reported time period, except for the one-year period ended May 31, 1999 when the fund’s yield performance was slightly below the Performance Group median.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2008, and noted that the fund’s total return performance was above the Performance Group medians for the three-, four- and five-year periods, and below for the one-, two- and ten-year periods, and that the fund’s total return performance was above the Performance Universe medians for the two-, three-, four- and five-year periods and below the Performance Universe medians for the one- and ten-year periods. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten calendar years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Manager’s representatives also reviewed the

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that mate- rial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 43

N OT E S

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)